UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Management L.L.C.

Address:  101 Park Avenue
          New York, NY 10178

13F File Number: 028-05892

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Elouise P. Manhertz
Title:    Chief Financial Officer
Phone:    (212)984-8869

Signature, Place and Date of Signing:


/s/Elouise Manhertz           New York, New York            February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total: $470,423
                                   (thousands)

List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE      SHARED   NONE
--------------                --------------   -----      -------  -------   --- ----   ----------   -----  ----      ------   ----
ACE LTD                       SHS             H0023R105   9,843      186,000 SH           SOLE                186,000 0
AMERICAN TOWER CORP           CL A            029912201  23,163      790,000 SH           SOLE                790,000 0
ANGEION CORP                  COM             03462H404     641      203,508 SH           SOLE                203,508 0
APPLE INC                     COM             037833100  13,741      161,000 SH           SOLE                161,000 0
ARCH CAP GROUP LTD            ORD             G0450A105  10,235      146,000 SH           SOLE                146,000 0
AXIS CAPITAL HOLDINGS         SHS             G0692U109  10,629      365,000 SH           SOLE                365,000 0
CANADIAN NAT RES LTD          COM             136385101  13,114      328,800 SH           SOLE                328,800 0
CME GROUP INC                 COM             12572Q105  16,774       80,600 SH           SOLE                 80,600 0
CTRIP COM INTL LTD            ADR             22943F100  15,932      669,400 SH           SOLE                669,400 0
FIDELITY NATL INFORMATION SV  COM             31620M106  20,939    1,287,000 SH           SOLE              1,287,000 0
GENERAL MTRS CORP             COM             370442105   9,072    2,835,000 SH           SOLE              2,835,000 0
GOOGLE INC                    CL A            38259P508  16,367       53,200 SH           SOLE                 53,200 0
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100  16,974      424,554 SH           SOLE                424,554 0
MARKET VECTORS ETF TR         GOLD MINER ETF  57060U100  39,572    1,168,000 SH           SOLE              1,168,000 0
MASTERCARD INC                CL A            57636Q104  24,298      170,000 SH           SOLE                170,000 0
NEXEN INC                     COM             65334H102  23,060    1,313,800 SH           SOLE              1,313,800 0
OCCIDENTAL PETE CORP DEL      COM             674599105  21,566      359,500 SH           SOLE                359,500 0
PARTNERRE LTD                 COM             G6852T105  10,405      146,000 SH           SOLE                146,000 0
RENAISSANCERE HOLDINGS LTD    COM             G7496G103  11,462      222,300 SH           SOLE                222,300 0
SBA COMMUNICATIONS CORP       COM             78388J106  19,979    1,224,200 SH           SOLE              1,224,200 0
SEARS HLDGS CORP              COM             812350956  10,534      271,000     PUT      SOLE                      - 0
SINA CORP                     ORD             G81477104   9,781      422,500 SH           SOLE                422,500 0
STERLITE INDS INDIA LTD       ADS             859737207  19,978    3,619,135 SH           SOLE              3,619,135 0
TALISMAN ENERGY INC           COM             87425E103  23,100    2,316,700 SH           SOLE                545,000 0
TRANSDIGM GROUP INC           COM             893641100  21,075      627,800 SH           SOLE                627,800 0
ULTRA PETROLEUM CORP          COM             903914109  19,816      574,200 SH           SOLE                574,200 0
UNITEDHEALTH GROUP INC        COM             91324P102  13,832      520,000 SH           SOLE                520,000 0
VISA INC                      COM CL A        92826C839  24,541      467,900 SH           SOLE                467,900 0

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